Cover	Nov. 03, 2026
Document Information [Line Items]
Entity Emerging Growth Company	false
Written Communications	false
Local Phone Number	538-2300
City Area Code	512
Entity Address, Postal Zip Code	78738
Entity Address, State or Province	TX
Entity Address, City or Town	Austin
Entity Address, Address Line Two	Suite B-300
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Tax Identification Number	27-2962512
Entity File Number	001-35074
Entity Incorporation, State or Country Code	MD
Registrant Name	SUMMIT HOTEL PROPERTIES, INC.
Document Period End Date	Nov. 03, 2026
Amendment Flag	false
Central Index Key	0001497645
Document Type	8-K
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	INN
Title of 12(b) Security	Common Stock, par value $0.01 per share
Series E Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	INN-PE
Title of 12(b) Security	6.25% Series E Cumulative Redeemable Preferred Stock, par value $0.01 per share
Series F Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	INN-PF
Title of 12(b) Security	5.875% Series F Cumulative Redeemable Preferred Stock, par value $0.01 per share